CENTURY CAPITAL MANAGEMENT TRUST

                       SUPPLEMENT DATED SEPTEMBER 12, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2007

The following information replaces the information presented under the heading "Investment Restrictions" on page 14 of the Statement of Additional Information:

CENTURY SHARES TRUST. Except where stated to be non-fundamental, the following investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

As a matter of fundamental policy, the Fund may not:

     o borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     o issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     o engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

     o purchase or sell commodities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     o purchase or sell real estate, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     o make loans, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Fund also has a fundamental policy of not concentrating its investments in any particular industries, or group of industries, within the meaning of the 1940 Act. As described in the Prospectus, however, prior to 2001, the Fund concentrated its investments in insurance companies and banks. As a result, long-term holdings in insurance companies comprise more than 25% of the Fund's total assets.

The Fund has elected to be classified as diversified and, therefore, the Fund may not, with respect to 75% of the value of its total assets, invest more than 5% of its assets in securities issued by any one issuer or purchase more than 10% of the outstanding voting securities of such issuer.

The Fund's principal investment objective may only be changed with the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

The Fund also has adopted certain non-fundamental investment policies. These policies may be amended by the Fund's Board of Trustees without the approval of shareholders.

As a matter of non-fundamental policy, the Fund may not:

     o invest in debt securities other than those of domestic governmental and non-governmental issuers which are of investment grade at the time of purchase.

     o invest in the securities of other investment companies, except by purchase in the open market that does not require any commission or result in any profit to an underwriter or dealer, other than customary brokers' commissions.

     o    purchase securities on margin or sell short.

     o invest more than 5% of the value of its total assets in convertible securities.


CENTURY SMALL CAP SELECT FUND. Except where stated to be non-fundamental, the following investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

As a matter of fundamental policy, the Fund may not:

     o borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     o issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

     o engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

     o    purchase or sell commodities.

     o invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate (including securities of REITs). In addition, the Fund can purchase securities secured by real estate or interests in real estate.

     o make loans, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As described in the Prospectus, the Fund also maintains a fundamental policy of concentrating its investments in the financial services and health care group of industries. The Fund also maintains a non-fundamental policy that, during any period that the Fund's borrowings exceed 5% of its total assets, the Fund will not purchase portfolio securities.

As set forth under the Fund's "Principal Investment Strategies" in the Prospectus, the Fund has adopted a non-fundamental policy pursuant to Rule 35d-1 under the 1940 Act (the "Name Policy") to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in equity securities of small cap companies (or in investments related to such securities). The Fund will provide shareholders with notice of a change in the Name Policy in accordance with Rule 35d-1, as such rule is in effect and interpreted from time to time.

The Fund will not lend its portfolio securities in an amount greater than 33 1/3% of its total assets.

The Fund will typically invest at least 80% of its total assets in securities of issuers based in North America, including Bermuda.

The following information supplements information presented in the chart under the heading "Independent Trustees" on page 18 of the Statement of Additional
Information:

----------------------------------- ----------------------------------------------------------------- ----------------
                                                                                                          No. of
                                                                                                       Portfolios in
Name, Age, Position Held with                  Principal Occupations During Past 5 Years                Fund Complex
Trust and Length of Time Served                       and Other Directorships Held                       Overseen
----------------------------------- ----------------------------------------------------------------- ----------------
Laura A. Johnson (53)               President, Massachusetts Audubon Society (1999 to present).              2
Trustee, Elected July 31, 2007      Other directorships:  Massachusetts Department of Conservation and Recreation (2004 to present); Woods Hole Oceanographic
                                    Institute (2003 to present); The Fenn School, Concord,
                                    Massachusetts (2001-2007).

----------------------------------- ----------------------------------------------------------------- ----------------
Ellen M. Zane (55)                  President and Chief Executive Officer, Tufts-New England                 2
Trustee, Elected July 31, 2007      Medical Center & Floating Hospital for Children (2004 to
                                    present); prior thereto, Network President,
                                    Partners Healthcare System (1994-2004).
                                    Other directorships: Fiduciary Trust Company
                                    (2000 to present); Parexel International
                                    Corporation (2006 to present); John F.
                                    Kennedy Library Foundation (1999 to
                                    present); Harvard School of Public Health,
                                    Health Policy & Management Executive Council
                                    (1999 to present); Northeastern University
                                    (2004 to present); Tufts University School
                                    of Medicine (2005 to present); Massachusetts
                                    Hospital Association (2005 to present).

----------------------------------- ----------------------------------------------------------------- ----------------


The following sentence replaces the first sentence of the paragraph after the heading "Audit Committee" on page 19 of the Statement of Additional Information:
The Audit Committee is composed of Messrs. Gray, Kidder, Mitchell, Rosenbloom (Chair) and Tripple, Ms. Johnson and Ms. Zane, each of whom is a non-interested Trustee of the Trust.

The following sentence replaces the first sentence of the paragraph after the heading "Oversight and Governance Committee" on page 20 of the Statement of Additional Information: The Oversight and Governance Committee is composed of Messrs. Gray, Kidder, Mitchell, Rosenbloom and Tripple (Chair), Ms. Johnson and Ms. Zane, each of whom is a non-interested Trustee of the Trust.

The following sentence replaces the first sentence of the paragraph after the heading "Nominating Committee" on page 20 of the Statement of Additional
Information: The Nominating Committee is composed of Messrs. Gray, Kidder, Mitchell, Rosenbloom and Tripple, Ms. Johnson and Ms. Zane, each of whom is a non-interested Trustee of the Trust.

The following information supplements information presented in the chart under the heading "Trustee Fund Ownership" on page 21 of the Statement of Additional
Information:

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                         DOLLAR RANGE OF EQUITY        DOLLAR RANGE OF            INVESTMENT COMPANIES OVERSEEN BY
                         SECURITIES IN CENTURY         EQUITY SECURITIES IN       TRUSTEE IN FAMILY OF INVESTMENT
TRUSTEE                  SMALL CAP SELECT FUND*        CENTURY SHARES TRUST*      COMPANIES*

Laura A. Johnson                   None                       None                              None
Ellen M. Zane                      None                       None                              None


The following information replaces the information for the officers of the Trust presented in the chart on page 19 of the Statement of Additional Information:

Sandra Hazel (38)                     Century Capital Management, LLC,                   N/A                      N/A
Chief Financial Officer, August 2007  Director of Finance and
to present                            Accounting.(4)


Maureen E. Kane (45)                  Century Capital Management, LLC,                   N/A                      N/A
Chief Legal Officer, 2006 to          General Counsel (2004-present);
present;                              prior thereto, Deutsche Asset
Chief Compliance Officer, June 2007   Management, Vice President
to present; Secretary, August 2007    (1997-2004).(4)
to present


(4) Positions with Century Capital Management, LLC are positions with an entity that may be deemed to be an "affiliated person" of the Trust, or an "affiliated person" of an "affiliated person" of the Trust, within the meaning of the 1940 Act.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE